Value Fund Annual Fund Operating Expenses - Value Fund - Value Fund	Dec. 31, 2024
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.47%
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	0.62%